Post-retirement benefit obligations - Reconciliation, projected net pension liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of net defined benefit liability (asset)
Pension asset	R 633	R 591
Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	6,179	9,490
Pension asset	633	591
Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	70,508	70,322	R 63,549
Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	63,696	60,294
Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	32,787	28,359
Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	30,909	31,935
Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	6,812	10,028
Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(70,071)	(64,403)	(55,120)
Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(39,162)	(32,468)
Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(30,909)	(31,935)
Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	5,742	3,571
Increase in asset limitation	1,775	291
Interest expense (income)	396	357
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(64)	(46)
Pension asset	64	46
South Africa | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	60,478	57,054	47,228
South Africa | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	60,478	57,054
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	29,569	25,119
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	30,909	31,935
South Africa | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(66,284)	(60,671)	(50,618)
South Africa | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(35,375)	(28,736)
South Africa | Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(30,909)	(31,935)
South Africa | Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	5,742	3,571
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	6,243	9,536
Pension asset	569	545
Foreign Countries | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	10,030	13,268	16,321
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	3,218	3,240
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	3,218	3,240
Foreign Countries | Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	6,812	10,028
Foreign Countries | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(3,787)	(3,732)	R (4,502)
Foreign Countries | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	R (3,787)	R (3,732)